Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Interest Dividend and Fee Income [abstract]
FVTPL securities	$ 30		$ 164	$ 93
Gross realized gains				363
Gross realized gains	109		209
Gross realized (losses)				(216)
Gross realized (losses)	(13)		(123)
Impairment losses	(2)		(1)	(1)
Securities gains, other than trading	$ 124	[1]	$ 249	$ 239

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.